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                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                         SUPPLEMENT DATED JUNE 29, 2009
                                       TO
               PROSPECTUSES DATED MAY 1, 2009 AND NOVEMBER 9, 2006
                                 AS SUPPLEMENTED)

This supplement describes a change to the prospectus and the Statement of Additional Information ("SAI") for your variable annuity contract issued by MetLife Investors Insurance Company ("we," "us," or "our"). If you would like another copy of the prospectus, or a copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (866) 547-3793.

The paragraph relating to the Insurance Marketplace Standards Association appearing under "OTHER INFORMATION--MetLife Investors" in the prospectus and under the sub-heading "Company" in the SAI, is hereby deleted.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (866) 547-3793
Irvine, CA 92614

CovaVA/FirstarSum/PremAdv/Destiny/Prevail